Summary of Significant Accounting Policies - Additional Information (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (7,476,011)		$ (3,721,364)
Wag Labs, Inc.
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of operating segment	1		1
Accumulated deficit	$ (113,290,000)		$ (109,850,000)	$ (103,539,000)	$ 100,000
Restricted cash	$ 800,000		$ 800,000	$ 800,000
Restricted Cash and Cash Equivalents, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current		Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Impairments of investments	$ 0	$ 0	$ 0	$ 0
Goodwill impairment			0
Impairment of definite-lived intangible and long-lived assets	0	0	0	0
Dividend yield	0		0
Advertising expense	9,500,000	$ 1,000,000.0	$ 6,700,000	$ 600,000
Operating right-of-use asset	$ 345,000
Wag Labs, Inc. | 2016-02 | Cumulative Effect Period Of Adoption Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right-of-use asset					500,000
Operating lease liability					$ 500,000
Wag Labs, Inc. | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable business days	1 day		1 day
Ratable basis over contractual period	1 month		1 month
Wag Labs, Inc. | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable business days	3 days		3 days
Ratable basis over contractual period	1 year		1 year